Shareholder Report	12 Months Ended	56 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY FUNDS, INC.
Entity Central Index Key	0001012968
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000219139
Shareholder Report [Line Items]
Fund Name	Large-Cap Value Fund
Class Name	Investor Class
Trading Symbol	TRLUX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large-Cap Value Fund - Investor Class	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks rose in 2024, buoyed by generally favorable earnings and gains in companies exposed to artificial intelligence. Despite inflation surpassing the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November, with investors anticipating corporate profit-supportive policies from President-elect Donald Trump, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection and an underweight exposure to materials led contributors to relative performance. International Paper shares fluctuated early on takeover rumors but rose after Andrew Silvernail became chief executive officer in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples added value, particularly Wal-Mart.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher near-term utilization expectations. In industrials and business services, stock choices hurt, driven by Stanley Black & Decker.

  The fund is actively managed using a value-oriented approach and aims for long-term capital growth by investing in large-cap stocks that appear undervalued and may be temporarily out of favor. Over the period, we added to our health care and industrials holdings and sold from our information technology position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 5/1/20
Large-Cap Value Fund (Investor Class)	11.19%	15.77%
Russell 3000 Index (Regulatory Benchmark)	23.81	18.41
Russell 1000 Value Index (Strategy Benchmark)	14.37	14.98

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		May 01, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,418,145,000	$ 3,418,145,000
Holdings Count | Holding	82	82
Advisory Fees Paid, Amount	$ 18,829,000
InvestmentCompanyPortfolioTurnover	32.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,418,145 Number of Portfolio Holdings82
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.3%
Industrials & Business Services	17.7
Health Care	15.1
Consumer Staples	9.4
Energy	9.1
Information Technology	7.0
Utilities	4.7
Real Estate	4.3
Communication Services	3.6
Other	5.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.8%
Kenvue	2.6
Fiserv	2.5
Chubb	2.5
Bank of America	2.5
Hartford Financial Services Group	2.3
Charles Schwab	2.2
L3Harris Technologies	2.2
Elevance Health	2.0
Exxon Mobil	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005461
Shareholder Report [Line Items]
Fund Name	Large-Cap Value Fund
Class Name	I Class
Trading Symbol	TILCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large-Cap Value Fund - I Class	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks rose in 2024, buoyed by generally favorable earnings and gains in companies exposed to artificial intelligence. Despite inflation surpassing the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November, with investors anticipating corporate profit-supportive policies from President-elect Donald Trump, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection and an underweight exposure to materials led contributors to relative performance. International Paper shares fluctuated early on takeover rumors but rose after Andrew Silvernail became chief executive officer in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples added value, particularly Wal-Mart.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher near-term utilization expectations. In industrials and business services, stock choices hurt, driven by Stanley Black & Decker.

  The fund is actively managed using a value-oriented approach and aims for long-term capital growth by investing in large-cap stocks that appear undervalued and may be temporarily out of favor. Over the period, we added to our health care and industrials holdings and sold from our information technology position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Large-Cap Value Fund (I Class)	11.38%	8.57%	8.56%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	8.49

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,418,145,000	$ 3,418,145,000
Holdings Count | Holding	82	82
Advisory Fees Paid, Amount	$ 18,829,000
InvestmentCompanyPortfolioTurnover	32.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,418,145 Number of Portfolio Holdings82
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.3%
Industrials & Business Services	17.7
Health Care	15.1
Consumer Staples	9.4
Energy	9.1
Information Technology	7.0
Utilities	4.7
Real Estate	4.3
Communication Services	3.6
Other	5.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.8%
Kenvue	2.6
Fiserv	2.5
Chubb	2.5
Bank of America	2.5
Hartford Financial Services Group	2.3
Charles Schwab	2.2
L3Harris Technologies	2.2
Elevance Health	2.0
Exxon Mobil	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless